Notes payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.32%	0.31%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	0.44%	0.31%
Debt Instrument, Interest Rate, Effective Percentage	16.00%	16.00%
Debt Instrument Interest U S Treasury Note Rate	1.76%	1.88%
Fixed Rate 063 To 495 Percent Advances Due 2013 To 2021 [Member]
Debt Instrument [Line Items]
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Earliest	2013	2011
Federal Home Loan Bank Advances General Debt Obligations Disclosures Due Date Last	2021	2014
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range From	0.63%	0.66%
Federal Home Loan Bank Advances General Debt Obligations Disclosures Interest Rate Range To	4.95%	4.95%
Fixed Rate 525 To 786 Percent Term Notes Due 2013 To 2016 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	5.25%	5.25%
Notes payable, interest rate range maximum	7.86%	7.86%
Notes Payable Maturity Date Range Start	2013	2013
Notes Payable Maturity Date Range End	2016	2016
Floating Rate 300 Percent Term Notes Due 2013 To 2014 [Member]
Debt Instrument [Line Items]
Debt Instruments Maturity Date	paying interest monthly at a floating rate of 3.00% over the 10-year U.S. Treasury note rate
Notes Payable Maturity Date Range Start	2013	2011
Notes Payable Maturity Date Range End	2014	2013
Fixed Rate 6125 To 8327 Percent Junior Subordinated Deferrable Interest Debentures Due 2027 To 2034 [Member]
Debt Instrument [Line Items]
Notes payable, interest rate range minimum	6.125%	6.125%
Notes payable, interest rate range maximum	8.327%	8.327%
Notes Payable Maturity Date Range Start	2027	2027
Notes Payable Maturity Date Range End	2034	2034
Fixed Rate 500 Percent Until December 2013 And 900 Percent Thereafter Junior Subordinated Deferrable Interest Debentures With No Stated Maturity [Member]
Debt Instrument [Line Items]
Notes payable, gross	936,000	936,000
Notes payable, maturities	no stated maturity	no stated maturity
Notes Payable, interest rate term	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter	a fixed interest rate of 5.00% until, but excluding December 5, 2013 and 9.00% thereafter
Debt Instrument Unamortized Discount	436,530	465,963